Bond & Mortgage Securities Fund (Prospectus Summary): | Bond & Mortgage Securities Fund
BOND & MORTGAGE SECURITIES FUND

Supplement dated June 15, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012, and May 11, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the second and third sentences in the second paragraph and substitute:

The Fund may utilize derivative strategies for hedging or managing fixed income exposure. Specifically, the

Fund may invest in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.